Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
REX FANG & Innovation Equity Premium Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%	17.46%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%	22.86%
Solactive FANG Innovation Index Total Return
Average Annual Return [Line Items]
Average Annual Return, Percent	35.00%	38.14%